Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	WF Holding Shareholders’ Equity	Non- controlling Interests	Total
Balance at Dec. 31, 2022		$ 1,148	[1]	$ 84,750	$ 2,136,781	$ (62,370)	$ 2,160,309		$ 2,160,309
Balance (in Shares) at Dec. 31, 2022	[1]	4,590,004
Net (loss) income			[1]		491,401		491,401		491,401
Foreign currency translation adjustment			[1]			(94,089)	(94,089)		(94,089)
Balance at Dec. 31, 2023		$ 1,148	[1]	84,750	2,628,182	(156,459)	2,557,621		2,557,621
Balance (in Shares) at Dec. 31, 2023	[1]	4,590,004
Net (loss) income			[1]		111,603		111,603		111,603
Foreign currency translation adjustment			[1]			75,266	75,266		75,266
Balance at Dec. 31, 2024		$ 1,148	[1]	84,750	2,739,785	(81,193)	2,744,490		2,744,490
Balance (in Shares) at Dec. 31, 2024	[1]	4,590,004
Net (loss) income			[1]		(4,769,726)		(4,769,726)	19,583	(4,750,143)
Issuance of ordinary shares in initial public offering		$ 112	[1]	6,462,515			6,462,627		6,462,627
Issuance of ordinary shares in initial public offering (in Shares)	[1]	448,014
Acquisition of subsidiaries			[1]					(19,789)	(19,789)
Foreign currency translation adjustment			[1]			313,257	313,257		313,257
Balance at Dec. 31, 2025		$ 1,260	[1]	$ 6,547,265	$ (2,029,941)	$ 232,064	$ 4,750,648	$ (206)	$ 4,750,442
Balance (in Shares) at Dec. 31, 2025	[1]	5,038,018

[1]	Retrospectively restated for the effect of the reverse share split on April 13, 2026.